PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks 82.5%
Diversified Real Estate Activities 2.3%
Sun Hung Kai Properties Ltd. (Hong Kong)	42,828	$607,371
Diversified REITs 10.6%
Daiwa House REIT Investment Corp. (Japan)	104	226,276
Essential Properties Realty Trust, Inc.	49,761	1,267,910
Land Securities Group PLC (United Kingdom)	44,091	386,273
Mirvac Group (Australia)	285,734	461,635
Nomura Real Estate Master Fund, Inc. (Japan)	341	398,788
		2,740,882
Health Care REITs 17.5%
Community Healthcare Trust, Inc.	32,952	1,412,982
Healthcare Realty Trust, Inc.	31,614	680,650
Medical Properties Trust, Inc.(a)	95,215	1,233,034
Omega Healthcare Investors, Inc.	41,071	1,209,130
		4,535,796
Hotel & Resort REITs 3.6%
Apple Hospitality REIT, Inc.	53,153	942,403
Industrial REITs 5.3%
CapitaLand Ascendas REIT (Singapore)	244,641	538,365
Nexus Industrial REIT (Canada)	102,730	829,993
		1,368,358
Office REITs 0.9%
Nippon Building Fund, Inc. (Japan)	54	236,000
Real Estate Operating Companies 1.6%
Swire Properties Ltd. (Hong Kong)	145,050	407,671
Residential REITs 3.6%
Equity Residential	7,074	450,260
Essex Property Trust, Inc.	943	213,184
UDR, Inc.	6,201	264,102
		927,546
Retail REITs 31.7%
Agree Realty Corp.	19,704	1,470,510

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs (cont’d.)
Brixmor Property Group, Inc.	28,873	$679,382
CapitaLand Integrated Commercial Trust (Singapore)	599,575	980,986
Japan Metropolitan Fund Investment Corp. (Japan)	3	2,319
Kimco Realty Corp.	19,781	444,281
Kite Realty Group Trust	30,555	663,043
Link REIT (Hong Kong)	58,177	465,670
National Retail Properties, Inc.	20,351	963,620
NETSTREIT Corp.	24,559	494,373
Scentre Group (Australia)	206,924	448,985
Spirit Realty Capital, Inc.	28,780	1,262,866
Supermarket Income REIT PLC (United Kingdom)	279,596	332,163
		8,208,198
Specialized REITs 5.4%
CubeSmart	13,742	629,246
Digital Realty Trust, Inc.	6,605	757,065
		1,386,311

Total Common Stocks (cost $21,371,082)		21,360,536
Preferred Stocks 16.4%
Diversified REITs 4.9%
Armada Hoffler Properties, Inc., Series A, 6.750%, Maturing 06/18/24(oo)	22,239	507,716
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	35,356	751,669
		1,259,385
Hotel & Resort REITs 3.1%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	41,254	793,314
Residential REITs 4.7%
American Homes 4 Rent, Series G, 5.875%, Maturing 03/02/23(oo)	28,610	685,496
Centerspace, Series C, 6.625%, Maturing 03/02/23(oo)	20,180	538,806
		1,224,302

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Specialized REITs 3.7%
EPR Properties, Series G, 5.750%, Maturing 03/02/23(oo)	47,207	$954,525

Total Preferred Stocks (cost $4,715,494)		4,231,526

Total Long-Term Investments (cost $26,086,576)		25,592,062

Short-Term Investments 2.2%
Affiliated Mutual Fund 1.3%
PGIM Institutional Money Market Fund (cost $335,136; includes $334,052 of cash collateral for securities on loan)(b)(we)	335,268	335,201
Unaffiliated Fund 0.9%
Dreyfus Government Cash Management (Institutional Shares) (cost $248,602)	248,602	248,602

Total Short-Term Investments (cost $583,738)		583,803

TOTAL INVESTMENTS 101.1% (cost $26,670,314)		26,175,865
Liabilities in excess of other assets (1.1)%		(290,072)

Net Assets 100.0%		$25,885,793

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
UTS—Unit Trust Security

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $330,225; cash collateral of $334,052 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(oo)	Perpetual security. Maturity date represents next call date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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